Deposits (Details 1) $ in Thousands	Dec. 31, 2017 USD ($)
Deposits [Abstract]
2018	$ 55,737
2019	31,514
2020	20,067
2021	4,136
2022	1,860
Individual retirement accounts and certificates of deposit	$ 113,314